Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Tax Expense Included in Consolidated Statements of Income

The components of income tax expense included in the consolidated statements of income were as follows:

	Years Ended December 31,
(in thousands)	2011	2010	2009
Current income tax expense:
Federal	$83,518	98,802	$115,301
State	4,666	4,221	4,311
Foreign	12,922	8,682	6,185

Total current income tax expense	101,106	111,705	125,797

Deferred income tax expense (benefit):
Federal	3,126	(2,970)	(4,210)
State	61	(643)	947
Foreign	(1,696)	(2,004)	(684)

Total deferred income tax expense (benefit)	1,491	(5,617)	(3,947)

Total income tax expense	$102,597	106,088	$121,850

Components of Income Tax Before Income Tax

	Years Ended December 31,
(in thousands)	2011	2010	2009
Components of income before income tax expense :
Domestic	$296,475	282,492	$300,388
Foreign	20,076	25,320	40,197

Total income before income tax expense	$316,551	307,812	$340,585

Income Tax Expense Differed from Amounts Computed by Applying Statutory U.S. Federal Income Tax Rate to Income before Income Taxes, Noncontrolling Interest and Equity in Income of Equity Investments

Income tax expense differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2011	2010	2009
Computed “expected” income tax expense	$110,793	107,734	119,205
Increase (decrease) in income tax expense resulting from:
International tax rate differential	1,831	(4,376)	1,075
State income tax expense (benefit), net of federal income tax effect	3,164	2,326	3,418
Increase (decrease) in valuation allowance	3,773	2,564	(6,159)
Tax credits	(9,044)	(2,824)	(4,299)
Federal income tax expense resulting from ASC 740 Election	—	—	9,844
Deduction for domestic production activities	(5,524)	—	—
Permanent differences and other, net	(2,396)	664	(1,234)

Total income tax expense	$102,597	106,088	121,850

Temporary Differences between Financial Statement Carrying Amounts and Tax Bases of Assets and Liabilities that Give Rise to Significant Portions of Net Deferred Tax Liability

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability at December 31, 2011 and 2010 relate to the following:

	At December 31,
(in thousands)	2011	2010
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$25,937	19,884
Allowances for doubtful accounts and billing adjustments	1,113	1,304
Deferred revenue	19,031	16,244
Purchase accounting adjustments	15,889	—
Other, net	37,123	33,980

Total deferred income tax assets	99,093	71,412
Less valuation allowance for deferred income tax assets	(19,207)	(15,434)

Net deferred income tax assets	79,886	55,978

Deferred income tax liabilities:
Excess tax over financial statement depreciation	(42,351)	(35,878)
Computer software development costs	(40,339)	(38,797)
Purchase accounting adjustments	—	(1,438)
Foreign currency translation	(6,432)	(3,771)
Other, net	(6,712)	(4,847)

Total deferred income tax liabilities	(95,834)	(84,731)

Net deferred income tax liabilities	$(15,948)	(28,753)

Total net deferred tax assets (liabilities):
Current	$12,872	11,090
Noncurrent	(28,820)	(39,843)

Net deferred income tax liability	$(15,948)	(28,753)

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (1):

(in millions)	Year Ended December 31, 2011
Beginning balance	$4.5
Current activity:
Additions based on tax positions related to current year	1.4
Additions for tax positions of prior years	1.4
Reductions for tax positions of prior years	(1.6)
Settlements	—

Net, current activity	1.2

Ending balance	$5.7

(1)	Unrecognized state tax benefits are not adjusted for the federal tax impact.